Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000210577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Growth Equity Fund, Institutional Class Shares
C000210578
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Growth Equity Fund, Investor Class Shares
C000210586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Total Return Bond Fund, Institutional Class Shares
C000210587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Total Return Bond Fund, Investor Class Shares
C000210574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Credit Fund, Institutional Class Shares
C000210575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Credit Fund, Investor Class Shares
C000210579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Low Duration Bond Fund, Institutional Class Shares
C000210580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Frost Low Duration Bond Fund, Investor Class Shares
Without Sales Load [Member] | C000210577
Average Annual Return [Line Items]
Average Annual Return, Percent	20.89%	14.85%	15.37%
Without Sales Load [Member] | C000210578
Average Annual Return [Line Items]
Average Annual Return, Percent	20.56%	14.56%	15.08%
Without Sales Load [Member] | C000210586
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	3.92%	3.46%
Without Sales Load [Member] | C000210587
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%	3.66%	3.20%
Without Sales Load [Member] | C000210585
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	3.61%	3.10%
Without Sales Load [Member] | C000210574
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%	5.26%	4.86%
Without Sales Load [Member] | C000210575
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	4.99%	4.60%
Without Sales Load [Member] | C000210576
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	4.99%	4.53%
Without Sales Load [Member] | C000210579
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%	1.97%	2.09%
Without Sales Load [Member] | C000210580
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%	1.71%	1.84%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	16.54%	15.49%	13.38%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	16.54%	15.49%	13.38%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Russell 1000 Growth Benchmark Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Benchmark Index (TR) (USD)
Average Annual Return, Percent	23.85%	17.29%	17.07%
Russell 1000 Growth Benchmark Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Benchmark Index (TR) (USD)
Average Annual Return, Percent	23.85%	17.29%	17.07%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return, Percent	6.55%	2.30%	4.14%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return, Percent	6.55%	2.30%	4.14%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Average Annual Return, Percent	6.55%	2.30%	4.14%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return, Percent	4.74%	1.12%	1.89%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Average Annual Return, Percent	4.74%	1.12%	1.89%